Income Taxes (Details) - Schedule of Company’s Deferred Tax Liabilities and Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Company’s Deferred Tax Liabilities and Assets [Abstract]
Net operating loss carryforward	$ 3,062,787	$ 1,789,120
Foreign payables	981,956	160,009
Accounts receivable impairment	508,980
Property, plant and equipment	(53,279)	(23,349)
Total deferred tax assets	4,500,444	1,925,780
Less: Valuation allowance	(4,500,444)	(1,925,780)
Net deferred tax asset